Cover	Nov. 01, 2024	Sep. 13, 2024
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2025
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Entity Address, Address Line One	4200 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	540
Local Phone Number	362-4911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001158449
Amendment Flag	false
Title of 12(b) Security		Common Stock, $0.0001 par value
Security Exchange Name		NYSE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Trading Symbol		AAP